Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 03, 2021
Entity Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 03, 2021
Document Effective Date	May 17, 2021
Prospectus Date	Jun. 03, 2021
Oaktree Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	OEQAX
Oaktree Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	OEQIX
Oaktree Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	OEQCX